LEGAL PROCEEDINGS - Narrative (Details) $ in Millions, $ in Millions												1 Months Ended					4 Months Ended	12 Months Ended
	Feb. 02, 2022	Dec. 31, 2021 USD ($) case	Dec. 16, 2021 case	Jul. 26, 2021 USD ($)	Jul. 20, 2021 USD ($) insured	Aug. 28, 2020	Aug. 04, 2020 CAD ($)	May 01, 2020	Dec. 16, 2019 USD ($)	Jan. 28, 2019 USD ($)	Dec. 07, 2017 insurance_policy_period	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2019	Apr. 30, 2018 USD ($)	Oct. 31, 2015 case	Sep. 16, 2016 action	Dec. 31, 2021 USD ($) group case action	Jul. 30, 2020 case	Dec. 31, 2015 case	Dec. 15, 2021 case	Mar. 17, 2021 numberOfBusiness	Dec. 31, 2020 USD ($)	Sep. 13, 2019 shareholder	Sep. 10, 2019 shareholder	Feb. 15, 2019 entity
Legal proceedings and other matters
Legal matters and related fees | $		$ 1,890																$ 1,890					$ 1,672
Valeant US Securities Litigation | New Jersey
Legal proceedings and other matters
Number of groups of investors | group																		37
Number of cases dismissed																		16
Number of groups of investors filing action, remain pending | group																		21
Valeant US Securities Litigation | New Jersey | Settled Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $									$ 1,210									$ 1,510
Valeant US Securities Litigation | New Jersey | Settled Litigation | Restricted Cash and Other Settlement Deposits
Legal proceedings and other matters
Litigation, amount agreed to pay | $		$ 1,210
Valeant US Securities Litigation | New Jersey | Unfavorable Regulatory Action
Legal proceedings and other matters
Recent suits filed																4
Canadian Securities Litigation | Canada
Legal proceedings and other matters
Recent suits filed																				6
Canadian Securities Litigation | Canada | Violation of Canadian Provincial Securities Legislation
Legal proceedings and other matters
Number of additional suits filed, but not served | action																		2
Number of entities, exercised opt-out right, pursuing action																						4				1
Canadian Securities Litigation | Canada | Violation of Canadian Provincial Securities Legislation | Settled Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $							$ 94
RICO Class Actions Litigation | New Jersey | Unfavorable Regulatory Action
Legal proceedings and other matters
Recent suits filed | action																	3
Insurance Coverage Lawsuit
Legal proceedings and other matters
Number of distinct insurance policy periods | insurance_policy_period											2
Insurance Coverage Lawsuit | Settled Litigation
Legal proceedings and other matters
Settlement agreements, number of insurers | insured					2
Aggregate amount received | $					$ 213
Sandoz Litigation
Legal proceedings and other matters
Stay of the approval period														30 months
Perrigo Israel Pharmaceuticals Litigation
Legal proceedings and other matters
Stay of the approval period						30 months
Padagis Litigation
Legal proceedings and other matters
Stay of the approval period								30 months
MSN Laboratories Private Ltd. Litigation
Legal proceedings and other matters
Stay of the approval period													30 months
Slayback Pharma LLC And Slayback Pharma India LLP Litigation
Legal proceedings and other matters
Stay of the approval period												30 months
Lupin Pharmaceuticals, Inc. Litigation | Subsequent Event
Legal proceedings and other matters
Stay of the approval period	30 months
Shower to Shower Product Liability Litigation | Pending Litigation
Legal proceedings and other matters
Number of cases		29																29
Shower to Shower Product Liability Litigation | Canada | Pending Litigation
Legal proceedings and other matters
Number of cases		2																2
Shower to Shower Product Liability Litigation | British Columbia | Pending Litigation
Legal proceedings and other matters
Number of cases																					1
Shower to Shower Product Liability Litigation | British Columbia | Settled Litigation
Legal proceedings and other matters
Number of cases dismissed			1
Shower to Shower Product Liability Litigation | Quebec | Pending Litigation
Legal proceedings and other matters
Number of cases		1																1
Shower To Shower Product Liability Litigation Alleging Caused Ovarian Cancer Mesothelioma Or Breast Cancer | Pending Litigation
Legal proceedings and other matters
Number of cases		28																28
Doctors Allergy Formula, LLC Litigation
Legal proceedings and other matters
Damages sought | $															$ 23
Litigation with Former Salix CEO
Legal proceedings and other matters
Damages sought | $										$ 30
Glumetza Antitrust Litigation
Legal proceedings and other matters
Recent suits filed																			8
Glumetza Antitrust Litigation | Plaintiffs, Direct Purchasers
Legal proceedings and other matters
Recent suits filed																			3
Glumetza Antitrust Litigation | Pending Litigation
Legal proceedings and other matters
Litigation, amount agreed to pay | $				$ 300
Glumetza Antitrust Litigation, Non-Class Complaints
Legal proceedings and other matters
Recent suits filed																			4
Glumetza Antitrust Litigation, Non-Class Complaints | Plaintiffs, Direct Purchasers
Legal proceedings and other matters
Recent suits filed																			3
Apotex Inc. Litigation | Canada | Pending Litigation
Legal proceedings and other matters
Number of cases		2																2
Derivative Lawsuits
Legal proceedings and other matters
Number of alleged stockholders filed lawsuits | shareholder																								2	2